Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of the Share Options Activities

A summary of the share options activities for years ended December 31, 2018, 2019 and 2020:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2017	2,377,067	2.18
Granted	1,053,150	0.58
Exercised	(119,792)	1.77
Forfeited	(123,438)	1.71
Cancelled	(1,901,752)	2.13
Expired	(143,023)	3.89
Outstanding as of December 31, 2018	1,142,212	0.67
Granted	70,000	0.50
Exercised	—	—
Forfeited	(809,712)	0.61
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2019	402,500	0.75
Granted	424,698	1.26
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2020	827,198	1.01
Vested and expected to vest as of December 31, 2020	827,198	1.01	8.11	6,700
Exercisable as of December 31, 2020	235,832	0.87	7.40	3,385

Schedule of Information Relating to Options Outstanding and Exercisable

Information relating to options outstanding and exercisable as of December 31, 2020 is as follows:

Options outstanding as of December 31, 2020			Options exercisable as of December 31, 2020
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
62,500	1.71	6.05	60,416	1.71	6.05
320,000	0.58	7.85	166,666	0.58	7.85
20,000	0.53	8.21	8,750	0.53	8.21
424,698	1.26	8.60	—	—	—
827,198	1.01	8.11	235,832	0.87	7.40

Summary of Assumptions Used in the Valuation Model

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2018, 2019 and 2020, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2018	2019	2020
Expected dividend yield	0%	0%	0%
Expected volatility	57%	55%/54%	57%
Expected term	5.11/6.11	6.08	6.04
Risk-free interest rate (per annum)	3.05%/3.10%	2.53%/2.45%	0.67%

Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares

Compensation expense recognized for non-vested share options for the year ended December 31, 2018, 2019 and 2020 is allocated to the following expense items:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Research and development	157,355	68,016	—
Sales and marketing	70,915	—	—
General and administrative	2,024,940	345,991	316,815
Total share-based compensation expense	2,253,210	414,007	316,815

Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares	Compensation expense recognized for non-vested shares for the years ended December 31, 2018, 2019 and 2020 is allocated to the following expense items:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Research and development	240,441	367,313	74,861
Sales and marketing	96,058	—	—
General and administrative	7,119,658	4,028,134	1,385,107
Total share-based compensation expense	7,456,157	4,395,447	1,459,968

Summary of the Non-vested Shares Activities

A summary of the non-vested shares activities for the year ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at December 31, 2017	2,625,000	1.650
Granted	2,572,584	0.537
Vested	(2,068,586)	0.872
Forfeited	(71,250)	1.650
Cancelled	(1,262,250)	1.650
Outstanding at December 31, 2018	1,795,498	0.951
Granted	—	—
Vested	(693,362)	0.885
Forfeited	—	—
Cancelled	—	—
Outstanding at December 31, 2019	1,102,136	0.933
Granted	—	—
Vested	(484,678)	1.043
Forfeited	(14,370)	0.907
Cancelled	—	—
Outstanding at December 31, 2020	603,088	0.955